Loans and Allowance for Losses and Concentrations of Credit Risk - Narrative (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
(Release of/(provision for) loan losses	$ (117,000)	$ 499,000	$ 529,000	$ (430,000)	$ (4,354,000)	$ (137,000)	$ 1,220,000	$ (420,000)	$ 481,000		$ (3,691,000)		$ (610,000)
Total Allowance for Losses	13,334,000				16,890,000				13,334,000		16,890,000		17,516,000		20,115,000
Provision for/(release of) losses									929,000		(1,816,000)		(2,957,000)
Eligible Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
(Release of/(provision for) loan losses									481,000		(3,691,000)		(610,000)
Allowance for Loan Losses - Charge-offs									4,004,000		2,501,000		252,000
Long-Term Standby Purchase Commitments and Farmer Mac Guaranteed Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for/(release of) losses									929,000		(1,816,000)		(2,957,000)
Financing Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Pre-Modification Recorded Investment									1,100,000		2,600,000		600,000
Financing Receivable, Modifications, Post-Modification Recorded Investment									1,100,000		2,800,000		600,000
Financing Receivable, Modifications, Subsequent Default, Number of Contracts									0		1		0
Financing Receivable, Modifications, Subsequent Default, Recorded Investment											200,000
Collateral Dependent Individually Analyzed [Member] | Financing Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Loan, Lease, and Other Losses									100,000	[1]	(300,000)	[1]	(100,000)	[1]
Agriculture Storage and Processing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Allowance for Losses	7,292,000				9,661,000				7,292,000		9,661,000		8,106,000
Agriculture Storage and Processing [Member] | Eligible Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Loan Losses - Charge-offs									$ 3,625,000

[1]	Impairment analysis was performed in the aggregate in consideration of similar risk characteristics of the assets and historical statistics on $65.1 million (67 percent) of impaired loans as of December 31, 2013, which resulted in a specific reserve of $1.3 million.